Schedule I Balance Sheets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 38,692,871	$ 66,151,439	$ 85,734,048	$ 32,538,513
Prepaid expenses and other current assets	4,198,301	8,241,042
Total current assets	101,617,132	148,461,165
Total assets	114,603,853	167,623,826	144,065,157
Current liabilities:
Contingent liability	2,760	3,000,000
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	170,058	865,036
Total current liabilities	68,511,497	84,893,888
Shareholders' equity
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	57,000,417	56,973,632
Additional paid-in capital	34,368,210	32,176,992
Accumulated other comprehensive income	6,654,191	4,253,643
Retained deficits	(43,976,136)	(7,239,583)
Total shareholders' equity	54,046,682	86,164,684	88,038,371	75,541,436
Total liabilities and shareholders' equity	114,603,853	167,623,826
Parent Company [Member]
Current assets:
Cash and cash equivalents	7,614,175	9,427,287	971,500	1,383,205
Amounts due from subsidiaries, VIEs and VIE's subsidiaries	9,845,705	9,874,248
Prepaid expenses and other current assets	144,353	3,224,614
Dividends receivable
Total current assets	17,604,233	22,526,149
Investments in subsidiaries, VIEs and VIE's subsidiaries	46,306,964	77,036,485
Total assets	63,911,197	99,562,634
Current liabilities:
Accrued expenses and other current liabilities	91,143	301,076
Contingent liability	2,760	3,000,000
Amounts due to subsidiaries, VIEs and VIE's subsidiaries	9,770,611	10,096,874
Total current liabilities	9,864,514	13,397,950
Shareholders' equity
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	57,000,417	56,973,632
Additional paid-in capital	34,368,210	32,176,992
Accumulated other comprehensive income	6,654,191	4,253,643
Retained deficits	(43,976,136)	(7,239,583)
Total shareholders' equity	54,046,682	86,164,684	$ 88,038,371	$ 64,615,364
Total liabilities and shareholders' equity	$ 63,911,197	$ 99,562,634